Fair Value Composition of Investment Portfolio by Major Security Type (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 51,514.1	$ 47,530.3
Debt, fair value	5,857.4	6,793.5
Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	44,815.7	42,029.4
Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	43,873.1	36,810.9
Available-for-sale Securities | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	31,383.5	26,147.0
Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	18,488.2	12,740.0
Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,185.3	3,221.8
Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	17.9
Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	10,692.1	10,185.2
Available-for-sale Securities | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	12,307.9	10,469.2
Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	790.0	509.5
Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	6,535.6	6,175.1
Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	4,982.3	3,784.6
Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	181.7	194.7
Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	50.9	51.6
Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	11.7
Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	130.8	131.4
Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	942.6	5,218.5
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	6,698.4	5,500.9
Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,639.9	1,422.9
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,497.4	1,340.0
Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	82.9	41.9
Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	59.6	41.0
Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	5,058.5	4,078.0
Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	5,041.6	4,074.9
Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	16.9	3.1
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	24,548.2	21,623.3
Debt, fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	19,441.3	17,455.7
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	18,498.9	12,750.8
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	18,488.2	12,740.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	18,488.2	12,740.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	10.7	10.8
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	10.7	10.8
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	942.4	4,704.9
Fair Value, Inputs, Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	5,106.9	4,167.6
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	115.3	117.7
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	115.3	117.7
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	4,991.6	4,049.9
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	4,991.6	4,049.9
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	26,838.2	25,852.2
Debt, fair value	5,857.4	6,793.5
Fair Value, Inputs, Level 2 | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	25,374.4	24,573.7
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	25,374.2	24,060.1
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	12,895.3	13,407.0
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,185.3	3,221.8
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	17.9
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	10,692.1	10,185.2
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	12,307.9	10,469.2
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	790.0	509.5
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	6,535.6	6,175.1
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	4,982.3	3,784.6
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	171.0	183.9
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	50.9	51.6
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	11.7
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	120.1	120.6
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.2	513.6
Fair Value, Inputs, Level 2 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,463.8	1,278.5
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,413.8	1,278.5
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,305.7	1,212.3
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	82.9	41.9
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	25.2	24.3
Fair Value, Inputs, Level 2 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	50.0	0.0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	50.0	0.0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	127.7	54.8
Debt, fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	127.7	54.8
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	110.8	26.7
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	76.4	10.0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	34.4	16.7
Fair Value, Inputs, Level 3 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	16.9	28.1
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	25.0
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	16.9	3.1
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	47,572.7	43,353.6
Carrying value	4,898.8	5,396.1
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	44,736.8	40,807.6
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	43,794.2	35,589.1
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	31,292.8	25,117.0
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	18,586.1	12,437.9
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,162.6	3,099.4
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	17.9
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	10,526.2	9,579.7
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Asset-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	12,330.5	10,290.9
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	787.7	503.3
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	6,561.0	6,042.6
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	4,981.8	3,745.0
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	170.9	181.2
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	50.7	51.1
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0.0	10.0
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	120.2	120.1
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	942.6	5,218.5
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	2,835.9	2,546.0
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,571.8	1,333.7
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,451.7	1,253.6
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Utilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	80.0	40.0
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	40.1	40.1
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,264.1	1,212.3
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	1,247.2	1,209.2
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 16.9	$ 3.1